Label	Element	Value
Volatility Premium Plus ETF | CBOE VIX Future Aug26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.60%
Volatility Premium Plus ETF | CBOE VIX Future Jul26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.40%
Volatility Premium Plus ETF | CBOE VIX Future Jun26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.60%
Volatility Premium Plus ETF | CBOE VIX Future Sep26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.60%